Segment Information (Reconciliation of Net Investment Income From Segments to Consolidated) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Abstract]
Total net investment income	$ 5,515	$ 6,111	$ 5,510
Annuities Segment [Member]
Net Investment Income [Abstract]
Total net investment income	1,463	1,400	1,272
Retirement Plan Services Segment [Member]
Net Investment Income [Abstract]
Total net investment income	976	991	933
Life Segment [Member]
Net Investment Income [Abstract]
Total net investment income	2,587	3,207	2,823
Group Protection Segment [Member]
Net Investment Income [Abstract]
Total net investment income	334	365	330
Others [Member]
Net Investment Income [Abstract]
Total net investment income	$ 155	$ 148	$ 152